Other, net (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Income and Expenses [Abstract]
Foreign exchange rate gains (losses), net	€ 16	€ (1,006)	€ (1,558)
Indemnification asset and related interest	0	(1,661)	123
Other expenses	(155)	0	0
Total	€ (139)	€ (2,667)	€ (1,435)